Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets

5)    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are comprised of the following:

	September 30, 2021	December 31, 2020
Prepaid samples	$—	$58,483
Prepaid insurance	172,205	149,452
Prepaid FDA fees	—	756,972
Prepaid coupon fees	71,500	71,500
API purchase commitment asset (see Note 14)	1,304,541	1,304,541
Other prepaid expenses	587,319	391,552
Other current assets	612,673	114,784
Total prepaid expenses and other current assets	$2,748,238	$2,847,284

Prepaid samples, which are presented net of reserves, are expensed when distributed to the sales force. The prepaid samples reserve amount was $379,612 and $351,224 as of September 30, 2021, and December 31, 2020, respectively.

5)    Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets are comprised of the following:

	December 31, 2020	December 31, 2019
Prepaid samples	$58,483	$391,024
Prepaid insurance	149,452	287,844
Prepaid FDA fees	756,972	732,204
Prepaid coupon fees	71,500	71,500
Rebates receivable	—	1,243,120
API purchase commitment asset (see Note 14)	1,304,541	1,409,592
Other prepaid expenses	391,552	468,226
Other current assets	114,784	526,310
Total prepaid expenses and other current assets	$2,847,284	$5,129,820

Prepaid samples, which are presented net of reserves, are expensed when distributed to the sales force. The prepaid samples reserve amount was $351,224 and $145,474 at December 31, 2020 and 2019, respectively.

In relation to a transition services agreement with a prior owner of the product rights to Stendra®, the prior owner had processed managed care rebates and remitted them back to the Company during the year ended December 31, 2020; therefore, the Company did not have a receivable related to rebates processed by the prior owner of the product rights to Stendra® as of December 31, 2020.